Merger Transaction - Listing Expense (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 04, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consideration
Fair value of ordinary shares of Gogoro, excluding Sponsor Earn-in Shares, as of the Closing Date	$ 92,047
Fair value of contingent consideration as of the Closing Date (Note 12)	74,508
Consideration	166,555
Less: Net liabilities of Poema as of the Closing Date
Cash and cash equivalents	32,145
Other assets	270
Warrant liabilities	(44,242)
Other liabilities	(422)
Net liabilities of Poema as of the closing date	(12,249)
Listing expense	$ 178,804	$ 178,804	$ 0	$ 0